Long-term investments - Operating entities (Detail) - $ / MWh	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2021
Texas Coastal Wind Facilities
Schedule of Equity Method Investments [Line Items]
Equity method investment acquired (percent)	51.00%	51.00%
Wind facility capacity (megawatt AC)	861,000
Blue Hill Wind Facility
Schedule of Equity Method Investments [Line Items]
Equity method investment acquired (percent)	20.00%
Wind facility capacity (megawatt AC)	175,000
Red Lily Wind Facility
Schedule of Equity Method Investments [Line Items]
Equity method investment acquired (percent)	75.00%
Wind facility capacity (megawatt AC)	26,400
Val-Eo Wind Facility
Schedule of Equity Method Investments [Line Items]
Equity method investment acquired (percent)	50.00%
Wind facility capacity (megawatt AC)	24,000